Asset Retirement Obligation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation
Note 4 – Asset Retirement Obligation

Our asset retirement obligations relate to the liabilities associated with the abandonment of oil and natural gas wells. The amounts recognized are based on numerous estimates and assumptions, including future retirement costs, inflation rates and credit adjusted risk-free interest rates. The following shows the changes in asset retirement obligations:

Asset retirement obligations, December 31, 2016	$3,314,191
Release of liabilities	(1,814,408)
Accretion	93,498
Asset retirement obligations, September 30, 2017	$1,593,281

Note 4 - Asset Retirement Obligation

Our asset retirement obligations relate to the abandonment of oil and gas wells. The amounts recognized are based on numerous estimates and assumptions, including future retirement costs, inflation rates and credit adjusted risk-free interest rates. The following shows the changes in asset retirement obligations:

Asset retirement obligations, January 1, 2015	$2,906,093
Liabilities incurred during the period	-
Release of liabilities associated with the sale of oil properties	(70,083)
Liabilities settled during the year	(2,244)
Accretion	257,712
Asset retirement obligations, December 31, 2015	$3,091,478
Liabilities incurred during the period	-
Liabilities settled during the year	(2,767)
Accretion	225,480
Asset retirement obligations, December 31, 2016	$3,314,191